Expense Example (dei_DocumentInformationDocumentAxis, (Wells Fargo Advantage Intrinsic Value Fund), Class R, USD $)	0 Months Ended
Mar. 01, 2013
(Wells Fargo Advantage Intrinsic Value Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	$ 145
Expense Example, with Redemption, 3 Years	460
Expense Example, with Redemption, 5 Years	810
Expense Example, with Redemption, 10 Years	$ 1,795